ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	24 Months Ended		0 Months Ended		12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Mar. 22, 2012 Ordinary Shares Coolsand acquisition	Jan. 27, 2004 Ordinary Shares Founder	Dec. 31, 2011 American Depository Shares	Dec. 31, 2012 American Depository Shares
ORDINARY SHARES
Shares issued during the period					50,802,000				100
Issue price (in dollars per share)									$ 0.01
Value of shares repurchased	$ 1,394	$ 12,835								$ 12,835	$ 14,229
Number of ADSs shares repurchased						10,400,000					1,700,000
Shares issued as part of the purchase consideration								15,000,000
Shares authorized to issue	294,000,000	294,000,000				294,000,000	294,000,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01	$ 0.01
Number of shares issued	278,597,522	254,451,268				278,597,522	254,451,268
Number of shares outstanding	278,597,522	254,451,268	261,510,076	50,333,579		278,597,522	254,451,268